The following is a supplement to your Allstate Advisor variable annuity prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-800-203-0068.

                         Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I
                        Supplement, dated October 1, 2004
                                     to the
                Prospectus dated May 1, 2004, as amended for the
 Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)


This supplement is divided into two parts. The first part amends the above-referenced prospectus to describe the addition of 7 new Variable Sub-Accounts and the closure of 4 Variable Sub-Accounts for new investments. The second part describes changes related to the TrueReturnSM Accumulation Benefit Option.

                   Variable Sub-Account Additions and Closures


This supplement amends the above-referenced prospectus for the Allstate Advisor, Advisor Plus, and Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company, to describe the addition of 7 new Variable Sub-Accounts and the closure of 4 Variable Sub-Accounts for new investments. Please keep this supplement for future reference together with your prospectus.

Variable Sub-Account Additions:

o Effective October 1, 2004, the following Variable Sub-Accounts are added as investment alternatives to your Contract:

          FTVIP Franklin Large Cap Growth Securities-Class 2
          Lord Abbett Series Fund - All Value
          Lord Abbett Series Fund - Bond-Debenture
          Lord Abbett Series Fund - Growth and Income
          Lord Abbett Series Fund - Growth Opportunities
          Lord Abbett Series Fund - Mid-Cap Value
          Oppenheimer Bond/VA


Variable Sub-Account Closures:

Effective October 1, 2004, the following Variable Sub-Accounts are closed ("Closed Variable Sub-Accounts") as investment alternatives under your Contract:

         Putnam VT Health Sciences
         Putnam VT New Opportunities
         Putnam VT Research
         Putnam VT Utilities Growth and Income

If you have a Dollar Cost Averaging Program, Automatic Portfolio Rebalancing Program, or Automatic Additions Program ("Automatic Programs") involving any Closed Variable Sub-Accounts on October 1, 2004, you will continue to be able to make additions and transfers to these Closed Sub-Accounts through these Automatic Programs. Effective October 1, 2004, outside of these Automatic Programs, you may not allocate purchase payments or make transfers to the Closed Variable Sub-Accounts.

As a result of the changes described above, your prospectus is amended as follows:

General: Change all references throughout the prospectus to the availability of 42 Variable Sub-Accounts to 45 Variable Sub-Accounts. To each reference, add the following footnote: "Up to 47 Variable Sub-Accounts are currently offered with Contracts issued prior to May 1, 2003. In addition, the four Closed Variable Sub-Accounts are offered with the Automatic Programs for Contracts with Automatic Program involving the Closed Variable Sub-Accounts prior to October 1, 2004."

Page 1:  Replace the third paragraph with the following:

Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 45* variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account").
Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("Funds"):

Franklin Templeton Variable Insurance Products Trust (Class 2)
Lord Abbett Series Fund, Inc. (Class VC)
Oppenheimer Variable Account Funds (Service Shares)
Putnam Variable Trust (Class IB)
Van Kampen Life Investment Trust (Class II)
The Universal Institutional Funds, Inc. (Class I & II)

*Up to 47 Variable Sub-Accounts are currently offered with Contracts issued prior to May 1, 2003. In addition, the four Closed Variable Sub-Accounts are offered with the Automatic Programs for the Contracts with Automatic Programs involving the Closed Variable Sub-Accounts prior to October 1, 2004. See page 30 for information about recent Portfolio liquidations, mergers and name changes.

Page 8: Replace the subheading "Investment Alternatives" under the heading The Contracts at a Glance" with the following:

Investment Alternatives

Each Contract offers several investment alternatives including:

o up to 3 Fixed Account Options that credit interest at rates we guarantee, and
o 45* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:
     o Franklin Advisers, Inc.
     o Franklin Advisory Services, LLC
     o Franklin Mutual Advisers, LLC
     o Lord, Abbett & Co. LLC
     o OppenheimerFunds, Inc.
     o Putnam Investment Management, LLC
     o Templeton Asset Management Ltd.
     o Templeton Investment Counsel, LLC
     o Van Kampen Asset Management
     o Van Kampen**

     *Up to 47 Variable Sub-Accounts are currently offered with Contracts issued prior to May 1, 2003. In addition, the four Closed Variable Sub-Accounts are offered with the Automatic Programs for the Contracts with Automatic Programs involving the Closed Variable Sub-Accounts prior to October 1, 2004.

     **Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

Not all fixed account options are available in all states or with all Contracts.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-203-0068.

Page 13: Under the subheading "PORTFOLIO ANNUAL EXPENSES - Minimum and Maximum," please replace the PORTFOLIO ANNUAL EXPENSES table with the following:

PORTFOLIO ANNUAL EXPENSES
--------------------------------------------------------------------------------
                                                  Minimum             Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses(1)
(expenses that are deducted from
Portfolio assets, which may include
management fees, distribution and/or
services (12b-1) fees, and other expenses)        0.74%              23.69%

--------------------------------------------------------------------------------

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before waiver or reimbursement) as of December 31, 2003 (except as otherwise noted).

PORTFOLIO ANNUAL EXPENSES - Full Table (1) The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Page 13: Under the subheading "PORTFOLIO ANNUAL EXPENSES - Full Table" under the heading "Expense Table", add the following to the end of the Portfolio Annual Expenses Table:




                                                                                                           Total Annual
PORTFOLIO                                                           Management     Rule 12b-1   Other       Portfolio
                                                                      Fees           Fees      Expenses     Expenses
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund - Class 2(16)(17)      0.75%         0.25%       0.04%        1.04%
Lord Abbett Series Fund - All Value Portfolio (18)(19)                 0.75%          N/A       22.94%       23.69%
Lord Abbett Series Fund - Bond-Debenture Portfolio (19)                0.50%          N/A        0.49%        0.99%
Lord Abbett Series Fund - Growth and Income Portfolio                  0.50%          N/A        0.35%        0.85%
Lord Abbett Series Fund - Growth Opportunities Portfolio (18)(19)      0.80%          N/A       11.07%       11.87%
Lord Abbett Series Fund - Mid-Cap Value Portfolio                      0.75%          N/A        0.33%        1.08%
Oppenheimer Bond Fund/VA - Service Shares                              0.71%         0.25%       0.02%        0.98%




     1.   Figures shown in the Table are for the year ended December 31, 2003
          (except as otherwise noted).

     16. The Fund administration fee is paid indirectly through the management fee.

     17.  While the maximum amount payable under the Portfolio's Class 2 Rule
          12b-1 plan is 0.35% per year of the Portfolio's Class 2 average annual net assets, the Portfolio's Board of Trustees has set the current rate at 0.25% per year.

     18. Expenses have been restated based on estimates for the current fiscal year (the year ending December 31, 2004).

     19. Through the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Portfolios' expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets. Based on these reimbursements, "Management Fees", "Rule 12b-1 Fees", "Other
          Expenses", and "Total Annual Portfolio Expenses" are as follows:


          Portfolio                                     Management Fees   Rule 12b-1     Other Expenses      Total Annual
                                                                          Fees                               Portfolio
                                                                                                             Expenses
         --------------------------------------------- ----------------- -------------- ------------------- -----------
         Lord Abbett Series Fund - All Value           0.75%             N/A            0.40%               1.15%
         Portfolio
         Lord Abbett Series Fund - Bond-Debenture      0.50%             N/A            0.40%               0.90%
         Portfolio
         Lord Abbett Series Fund - Growth              0.80%             N/A            0.40%               1.20%
         Opportunities Portfolio


Effective October 1, 2004, the Putnam VT Health Sciences Variable Sub-Account (Class IB), the Putnam VT New Opportunities Variable Sub-Account (Class IB), the Putnam VT Research Variable Sub-Account (Class IB), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class IB) closed to new investments.

Page 17: Under the subheading "Example 1" replace the expense example table with the following:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Allstate Advisor Preferred
                                                                                                    (with 5-year Withdrawal Charge
                          Allstate Advisor                  Allstate Advisor Plus                             Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years  1 Year  3 Years   5 Years 10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------  ------  -------   ------- ------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Expenses                $3,335  $6,998   $9,184   $11,563   $3,493    $7,262   $9,443    $11,571  $3,280    $6,965   $8,975  $11,571
Annual Portfolio
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum   $983   $1,608   $2,259   $4,177    $1,141    $1,911   $2,618    $4,450    $929     $1,613    $2,150  $4,450
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                       Allstate Advisor Preferred           Allstate Advisor Preferred
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option)                          Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $3,291  $6,642   $8,990   $11,574   $2,791    $6,659   $9,006    $11,576
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio
Expenses                 $939   $1,303   $2,199   $4,539     $439     $1,333   $2,247    $4,627
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

Page 18: Under the subheading "Example 2" replace the expense example table with the following:

------------------------------------------------------------------------------------------------------------------------------------
                           Allstate Advisor                  Allstate Advisor Plus                   Allstate Advisor Preferred
                                                                                                    (with 5-year Withdrawal Charge
                                                                                                                Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years  1 Year  3 Years   5 Years 10 Years

                        ------  -------  ------- --------   ------   -------   -------  --------  ------  -------   ------- ------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,740  $6,573   $8,929   $11,563   $2,770    $6,625   $8,975    $11,571  $2,770    $6,625   $8,975  $11,571
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum   $388   $1,183   $2,004   $4,177     $419     $1,273   $2,150    $4,450    $419     $1,273    $2,150  $4,450
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                         Allstate Advisor Preferred       Allstate Advisor Preferred
                         (with 3-year Withdrawal Charge     (with No Withdrawal Charge
                                     Option) Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,781  $6,642   $8,990   $11,574   $2,791    $6,659   $9,006    $11,576
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio
Expenses                 $429   $1,303   $2,199   $4,539     $439     $1,333   $2,247    $4,627
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


Page 19: Add the following to the end of the second paragraph under "Financial Information:"

No Accumulation Unit Values are shown for the FTVIP Franklin Large Cap Growth Securities Variable Sub-Account, Lord Abbett Series Fund - All Value Variable Sub-Account, Lord Abbett Series Fund - Bond-Debenture Variable Sub-Account, Lord Abbett Series Fund - Growth and Income Variable Sub-Account, Lord Abbett Series Fund - Growth Opportunities Variable Sub-Account, Lord Abbett Series Fund - Mid-Cap Value Variable Sub-Account and Oppenheimer Bond - Variable Sub-Account which were first offered with the Contracts on October 1, 2004.

Page 28: Under the heading "Investment Alternatives: The Variable Sub-Accounts" add the following to the table describing the Portfolios:

Portfolio:                                           Each Portfolio Seeks:              Investment Adviser
 -------------------------------------------------------------------------------------------------------------------------
 FTVIP Franklin Large Cap Growth Securities Capital appreciation                      Franklin Advisers, Inc.
 Fund - Class 2
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund - All Value        Long-term growth of capital and income    Lord, Abbett & Co. LLC
 Portfolio                                  without excessive fluctuations in market
                                            value
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund - Bond-Debenture   High current income and the               Lord, Abbett & Co. LLC
 Portfolio                                  opportunity for capital appreciation
                                            to produce a high total return
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund - Growth and       Long-term growth of capital and           Lord, Abbett & Co. LLC
 Income Portfolio                           income without excessive fluctuations
                                            in market value
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund - Growth           Capital appreciation                      Lord, Abbett & Co. LLC
 Opportunities Portfolio
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund - Mid-Cap Value    Capital appreciation through              Lord, Abbett & Co. LLC
 Portfolio                                  investments, primarily in equity
                                            securities, which are believed to be
                                            undervalued in the marketplace
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Bond Fund/VA - Service Shares  High level of current income.             OppenheimerFunds, Inc.
                                            As a secondary objective, the Fund
                                            seeks capital appreciation when
                                            consistent with its primary objective.
 -------------------------------------------------------------------------------------------------------------------------


Effective October 1, 2004, the Putnam VT Health Sciences Variable Sub-Account (Class IB), the Putnam VT New Opportunities Variable Sub-Account (Class IB), the Putnam VT Research Variable Sub-Account (Class IB), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class IB) closed to new investments.

Page 47- Under the subheading "Unrestricted Variable Sub-Accounts" under the subheading "Income Protection Benefit Option" add the following variable Sub-Account to the list:

Oppenheimer Bond/VA

Page 47- Under the subheading "Restricted Variable Sub-Accounts" under the subheading "Income Protection Benefit Option" add the following to the list of Restricted Variable Sub-Accounts:

FTVIP Franklin Large Cap Growth Securities - Class 2

Lord Abbett Series Fund - All Value

Lord Abbett Series Fund - Bond-Debenture

Lord Abbett Series Fund - Growth and Income

Lord Abbett Series Fund - Growth Opportunities

Lord Abbett Series Fund - Mid-Cap Value

* Effective October 1, 2004, the Putnam VT Research Variable Sub-Account (Class
IB), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class
IB) closed to new investments.


                    TrueReturnSM Accumulation Benefit Option

This supplement describes changes related to the TrueReturnSM Accumulation Benefit Option available with the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Your prospectus is amended as follows:


Page 23: Replace the 3rd to last sentence in the fourth paragraph under the subheading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" under the heading "Contract Value" with the following:

The Model Portfolio Option under a Guarantee Option has specific investment requirements that are described in the "Investment Restrictions" section below and may depend upon the Rider Date of your TrueReturn Option.

Page 24: Replace the last three sentences under the subheading "Accumulation Benefit" under the heading "Contract Value" with the following: Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information. Page 25:
Replace the 2nd sentence of the first paragraph under the subheading "Investment Requirements" under the heading "Contract Value" with the following:

The specific requirements will depend on the Model Portfolio Option you select and the effective date of your TrueReturn Option. These requirements are described below in more detail.

Page 25: Replace the third paragraph under the subheading "Investment Requirements" under the heading "Contract Value" with the following:

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio Option with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1 and Model Portfolio Option 2 sections for more details. We may add Model Portfolio Options in the future. The following table summarizes the Model Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:



--------------------------------------------------------------------------------

 Guarantee Option 1                                   Guarantee Option 2

------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------

 Model Portfolio Option 1                              Model Portfolio Option 2


------------------------------------ -------------------------------------------


Page 25: Delete the sixth paragraph under the subheading "Investment Requirements" under the heading "Contract Value".


Page 26: Replace the sub-section entitled "Model Portfolio Options 1 and 2" under the heading "Contract Value" with the following:

Model Portfolio Option 1.

If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain Investment Alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to True Return Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category(1):

-------------------------------------- -----------------------------------------
                            Model Portfolio Option 1

-------------------------------------- -----------------------------------------
-------------------------------------- -----------------------------------------
                                 20% Category A
                                 50% Category B
                                 30% Category C
                                  0% Category D

----------------------------------------------------- --------------------------
---------------------------------------------------- ---------------------------

Category A                                            Category D (Variable Sub-Accounts not available
Putnam VT Money Market                                under Model Portfolio Option 1)
Van Kampen LIT Money Market

Category B                                            Oppenheimer Global Securities/VA
FTVIP Franklin U.S. Government                        Putnam VT Health Sciences(4)
Lord Abbett Series Fund - Bond-Debenture (2)          Putnam VT New Opportunities(4)
Oppenheimer Bond/VA (2)                               Putnam VT Vista
Oppenheimer High Income/VA                            Van Kampen LIT Aggressive Growth
Oppenheimer Strategic Bond/VA                         Van Kampen UIF Equity Growth (Class I & II)(3)(5)
Putnam VT High Yield                                  Van Kampen UIF Small Company Growth(3)
Putnam VT Income
Van Kampen UIF Emerging Markets Debt(3)
Van Kampen UIF U.S. Real Estate(3)

Category C
FTVIP Franklin Growth and Income Securities
FTVIP Franklin Income Securities
FTVIP Franklin Large Cap Growth Securities (2)
FTVIP Franklin Small Cap Value Securities
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value (2)
Lord Abbett Series Fund - Growth and Income (2)
Lord Abbett Series Fund - Growth Opportunities (2)
Lord Abbett Series Fund - Mid Cap Value (2)
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT New Value
Putnam VT Research(4)
Putnam VT The George Putnam Fund of Boston
Putnam VT Utilities Growth and Income(4)
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income(3)
Van Kampen UIF Global Franchise(3)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(3)(5)
----------------------------------------------------- --------------------------

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option
1. We will use the percentage allocations as of your most recent instructions.

(1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton
Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option.
You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account
Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4)The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class
IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account
(Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and
Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(5)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with
Contracts issued on or after May 1, 2004. Only Contract Owners of Contracts issued prior to May 1, 2004 may invest in the Van Kampen UIF Equity Growth
Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Account (Class I).


Model Portfolio Option 2.

The investment requirements under Model Portfolio Option 2 depend on the Rider
Date of your TrueReturn Option.

Rider Date prior to October 1, 2004

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you select
Model Portfolio Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model
Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable
Sub-Accounts available under each category(1):


--------------------------------------------------------------------------------
Model Portfolio Option 2 (Rider Date Prior to October 1, 2004)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 10% Category A
                                 20% Category B
                                 50% Category C
                                 20% Category D

----------------------------------------------------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------


Category A
Putnam VT Money Market                                Category D
Van Kampen LIT Money Market                           FTVIP Franklin Small Cap Value Securities
                                                      FTVIP Templeton Developing Markets Securities
Category B                                            FTVIP Templeton Foreign Securities
FTVIP Franklin U.S. Government                        Oppenheimer Aggressive Growth/VA
Lord Abbett Series Fund - Bond-Debenture (2)          Oppenheimer Capital Appreciation/VA
Oppenheimer Bond/VA (2)                               Oppenheimer Global Securities/VA
Oppenheimer High Income/VA                            Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA                         Putnam VT Health Sciences(4)
Putnam VT High Yield                                  Putnam VT International Equity
Putnam VT Income                                      Putnam VT Investors
Van Kampen UIF Emerging Markets Debt(3)               Putnam VT New Opportunities(4)
Van Kampen UIF U.S. Real Estate(3)                    Putnam VT Vista
                                                      Putnam VT Voyager
Category C                                            Van Kampen LIT Aggressive Growth
                                                      Van Kampen LIT Emerging Growth
FTVIP Franklin Growth and Income Securities           Van Kampen UIF Equity Growth (Class I & II)(3)(5)
FTVIP Franklin Income Securities                      Van Kampen UIF Global Franchise(3)
FTVIP Franklin Large Cap Growth Securities (2)        Van Kampen UIF Small Company Growth(3)
FTVIP Mutual Shares Securities
Lord Abbett Series Fund - All Value (2)
Lord Abbett Series Fund - Growth and Income (2)
Lord Abbett Series Fund - Growth Opportunities (2)
Lord Abbett Series Fund - Mid Cap Value (2)
Oppenheimer Balanced/VA
Oppenheimer Main Street/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT New Value
Putnam VT Research(4)
Putnam VT The George Putnam Fund of Boston
Putnam VT Utilities Growth and Income(4)
Van Kampen LIT Comstock
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income(3)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(3)(5)
----------------------------------------------------- --------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2
(Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.

(1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton
Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option.
You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account
Additions and Closures) for additional information.

(3)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4)The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class
IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account
(Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and
Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004.

(5)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with
Contracts issued on or after May 1, 2004. Only Contract Owners of Contracts issued prior to May 1, 2004 may invest in the Van Kampen UIF Equity Growth
Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Account (Class I).


Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you select Model Portfolio Option 2 , you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable
Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1,2):


--------------------------------------------------------------------------------
        Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      Available                                       Excluded

------------------------------------- ------------------------------------------
------------------------------------- ------------------------------------------
                                                      Oppenheimer Global Securities/VA
FTVIP Franklin Growth and Income Securities           Putnam VT Vista
FTVIP Franklin Income Securities                      Van Kampen LIT Aggressive Growth
FTVIP Franklin Large Cap Growth Securities (3)        Van Kampen UIF Equity Growth (Class I & II)(4)(5)
FTVIP Franklin Small Cap Value Securities             Van Kampen UIF Small Company Growth(4)
FTVIP Franklin U.S. Government
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value (3)
Lord Abbett Series Fund - Bond-Debenture (3)
Lord Abbett Series Fund - Growth and Income (3)
Lord Abbett Series Fund - Growth Opportunities (3)
Lord Abbett Series Fund - Mid Cap Value (3)
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA (3)
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT High Yield
Putnam VT Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT Money Market
Putnam VT New Value
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen LIT Money Market
Van Kampen UIF Emerging Markets Debt(4)
Van Kampen UIF Equity and Income(4)
Van Kampen UIF Global Franchise(4)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(4)(5)
Van Kampen UIF U.S. Real Estate(4)
----------------------------------------------------- --------------------------


(1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the Contract prior to adding the TrueReturn Option to your Contract.

(2)The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account (Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(3) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(4)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class I).